ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Jan. 02, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS.
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 19:  ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss is comprised of the effects of foreign currency translation and gains on cash flow hedging derivatives, as detailed below:

In thousands	January 2, 2016	January 3, 2015
Cumulative translation adjustment, net of income taxes of $0	$(30,054)	$(32,096)
Gains on cash flow hedging derivatives, net of income taxes of $8 and $1,168, respectively	13	2,110

Accumulated other comprehensive loss, net of income taxes	$(30,041)	$(29,986)

The following table presents the change in each component of Accumulated other comprehensive loss, net of income taxes:

In thousands	Cumulative Translation Adjustment	Unrealized Gains on Cash Flow Hedging Derivatives
Balance as of December 28, 2013	$(21,862)	$983
Other comprehensive (loss) income before reclassification	(10,234)	1,847
Amounts reclassified from accumulated other comprehensive loss	—	(720)

Balance as of January 3, 2015	(32,096)	2,110
Other comprehensive loss before reclassification	(1,966)	(907)
Amounts reclassified from accumulated other comprehensive loss	4,008	(1,190)

Balance as of January 2, 2016	$(30,054)	$13